Quarterly Report
November 30, 2020
SSGA Funds
State Street Dynamic Small Cap Fund
State Street Defensive Emerging Markets Equity Fund
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street Dynamic Small Cap Fund	1
State Street Defensive Emerging Markets Equity Fund	7
State Street International Stock Selection Fund	12
Notes to Schedules of Investments (Unaudited)	17
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
COMMUNICATION SERVICES — 1.3%
Consolidated Communications Holdings, Inc. (a)	2,077	$11,631
Glu Mobile, Inc. (a)	1,788	18,077
Gray Television, Inc. (a)	5,626	99,355
IDT Corp. Class B (a)	899	10,716
ORBCOMM, Inc. (a)	959	5,486
Shenandoah Telecommunications Co.	995	44,218
TechTarget, Inc. (a)	214	11,235
TEGNA, Inc.	617	8,891
Yelp, Inc. (a)	1,615	51,583
		261,192
CONSUMER DISCRETIONARY — 14.0%
1-800-Flowers.com, Inc. Class A (a)(b)	376	8,813
American Eagle Outfitters, Inc.	3,688	66,347
America's Car-Mart, Inc. (a)	191	19,960
Asbury Automotive Group, Inc. (a)	459	51,761
Beazer Homes USA, Inc. (a)	1,718	25,444
Bed Bath & Beyond, Inc. (b)	348	7,294
Big Lots, Inc.	855	44,178
Buckle, Inc. (b)	3,023	81,077
Caesars Entertainment, Inc. (a)	834	56,812
Century Communities, Inc. (a)	536	23,852
Citi Trends, Inc.	574	19,453
Cooper Tire & Rubber Co.	2,238	88,916
Core-Mark Holding Co., Inc.	1,960	61,132
Dana, Inc.	1,389	23,391
Deckers Outdoor Corp. (a)	327	83,251
Dine Brands Global, Inc.	87	5,478
Escalade, Inc.	1,861	35,861
Green Brick Partners, Inc. (a)	446	9,709
Group 1 Automotive, Inc.	269	31,960
Helen of Troy, Ltd. (a)	49	9,898
Hibbett Sports, Inc. (a)	807	33,216
International Game Technology PLC	2,108	26,540
iRobot Corp. (a)(b)	489	38,352
Jack in the Box, Inc.	1,092	100,453
Johnson Outdoors, Inc. Class A	456	38,122
KB Home	1,948	68,570
Kontoor Brands, Inc. (a)	545	22,710
LCI Industries	527	66,286
Lithia Motors, Inc. Class A	390	112,827
M/I Homes, Inc. (a)	253	11,499
Malibu Boats, Inc. Class A (a)	272	15,501
Marine Products Corp.	539	8,311
MarineMax, Inc. (a)	1,115	36,617
MDC Holdings, Inc.	872	42,091
Meritage Homes Corp. (a)	1,533	138,200
Murphy USA, Inc.	958	122,816
Security Description	Shares	Value
ODP Corp.	1,446	$41,457
Overstock.com, Inc. (a)	366	24,701
Patrick Industries, Inc.	1,127	71,046
Penn National Gaming, Inc. (a)	994	69,580
Perdoceo Education Corp. (a)	1,094	12,406
PetMed Express, Inc. (b)	203	6,232
Rent-A-Center, Inc.	2,422	81,912
Rocky Brands, Inc.	2,537	73,573
Signet Jewelers, Ltd. (b)	382	11,571
Sleep Number Corp. (a)	842	58,426
Sonic Automotive, Inc. Class A	729	29,437
Stamps.com, Inc. (a)	173	32,431
Standard Motor Products, Inc.	2,650	122,669
Steven Madden, Ltd.	459	14,445
Sturm Ruger & Co., Inc.	79	4,838
Taylor Morrison Home Corp. (a)	2,740	69,267
Texas Roadhouse, Inc.	898	68,068
TopBuild Corp. (a)	706	123,006
TRI Pointe Group, Inc. (a)	8,435	147,444
Tupperware Brands Corp. (a)	626	21,065
Workhorse Group, Inc. (a)(b)	252	6,393
Zumiez, Inc. (a)	451	16,728
		2,743,393
CONSUMER STAPLES — 3.9%
Andersons, Inc.	522	11,865
B&G Foods, Inc. (b)	3,166	87,667
BellRing Brands, Inc. Class A (a)	892	18,197
BJ's Wholesale Club Holdings, Inc. (a)	1,135	46,524
Central Garden & Pet Co. (a)	2,412	96,576
Central Garden & Pet Co. Class A (a)	3,527	130,111
Darling Ingredients, Inc. (a)	2,887	139,384
Ingles Markets, Inc. Class A	1,310	49,243
Medifast, Inc.	261	53,281
Oil-Dri Corp. of America	139	4,786
Seneca Foods Corp. Class A (a)	1,279	53,564
SpartanNash Co.	1,622	30,623
USANA Health Sciences, Inc. (a)	411	30,899
Vector Group, Ltd.	1,401	15,747
		768,467
ENERGY — 1.8%
Berry Corp.	4,193	16,101
Bonanza Creek Energy, Inc. (a)	263	5,804
Cactus, Inc. Class A	831	19,279
CNX Resources Corp. (a)	787	7,406
DHT Holdings, Inc.	3,719	19,004
Green Plains, Inc. (a)	597	8,824
Matador Resources Co. (a)	1,298	13,214
Ovintiv, Inc.	4,029	51,410
Patterson-UTI Energy, Inc.	7,737	33,346
Range Resources Corp.	3,727	27,207
Renewable Energy Group, Inc. (a)	956	55,524
Southwestern Energy Co. (a)	13,161	40,931

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Security Description	Shares	Value
World Fuel Services Corp.	1,483	$42,147
		340,197
FINANCIALS — 17.2%
1st Source Corp.	3,429	127,970
Amalgamated Bank Class A	2,003	25,478
A-Mark Precious Metals, Inc.	439	13,429
Artisan Partners Asset Management, Inc. Class A	3,679	165,555
Bancorp, Inc. (a)	4,646	54,823
BankFinancial Corp.	3,360	27,115
Brightsphere Investment Group, Inc.	3,437	60,835
Cadence BanCorp	6,517	90,847
Central Pacific Financial Corp.	1,417	23,225
Chemung Financial Corp.	342	11,474
Cherry Hill Mortgage Investment Corp. REIT	1,691	15,321
Civista Bancshares, Inc.	2,866	48,235
CNO Financial Group, Inc.	7,578	161,260
Cowen, Inc. Class A (b)	1,913	45,836
Donegal Group, Inc. Class A	2,217	30,994
Donnelley Financial Solutions, Inc. (a)	1,483	24,158
Dynex Capital, Inc. REIT (b)	1,534	27,014
Eagle Bancorp Montana, Inc.	1,718	35,408
ESSA Bancorp, Inc.	1,274	20,155
Essent Group, Ltd.	790	34,649
Federated Hermes, Inc.	5,718	153,471
First Commonwealth Financial Corp.	889	8,597
First Financial Bancorp	372	5,971
First Internet Bancorp	431	11,025
First Northwest Bancorp	3,101	46,515
Flagstar Bancorp, Inc.	4,226	148,079
FS Bancorp, Inc.	626	33,491
HCI Group, Inc.	958	49,960
Heartland Financial USA, Inc.	130	5,067
Independent Bank Corp.	3,583	60,947
International Bancshares Corp.	1,345	43,591
Investors Bancorp, Inc.	4,237	41,014
Investors Title Co.	103	17,510
KKR Real Estate Finance Trust, Inc. REIT	6,544	119,297
Macatawa Bank Corp.	1,491	11,570
Meridian Corp.	735	13,671
Mr Cooper Group, Inc. (a)	1,513	40,337
Navient Corp.	11,425	107,052
Northeast Bank (a)	1,418	30,884
Northrim BanCorp, Inc.	1,921	61,030
Oppenheimer Holdings, Inc. Class A	578	17,045
PennyMac Financial Services, Inc.	2,262	130,382
Piper Sandler Cos.	485	44,702
Premier Financial Bancorp, Inc.	566	7,534
Premier Financial Corp.	2,547	52,748
Security Description	Shares	Value
Prog Holdings, Inc. (a)	1,453	$91,437
Radian Group, Inc.	6,286	118,680
Shore Bancshares, Inc.	3,187	44,140
Sierra Bancorp	4,414	97,108
Stewart Information Services Corp.	1,975	82,693
Stifel Financial Corp.	2,658	184,199
Territorial Bancorp, Inc.	672	14,992
UMB Financial Corp.	510	34,685
Unity Bancorp, Inc.	429	7,546
Virtus Investment Partners, Inc.	827	147,934
Waddell & Reed Financial, Inc. Class A	7,672	126,281
Walker & Dunlop, Inc.	1,428	114,254
		3,369,220
HEALTH CARE — 19.2%
Addus HomeCare Corp. (a)	204	20,247
Allakos, Inc. (a)(b)	130	13,914
Allogene Therapeutics, Inc. (a)	242	7,514
Allscripts Healthcare Solutions, Inc. (a)	4,515	61,765
Amicus Therapeutics, Inc. (a)	3,261	74,644
AMN Healthcare Services, Inc. (a)	642	41,833
Amneal Pharmaceuticals, Inc. (a)(b)	7,519	29,700
Amphastar Pharmaceuticals, Inc. (a)	6,817	121,070
ANI Pharmaceuticals, Inc. (a)	519	15,342
Anika Therapeutics, Inc. (a)	332	12,550
Apellis Pharmaceuticals, Inc. (a)	300	14,142
Arcturus Therapeutics Holdings, Inc. (a)(b)	232	21,288
Arena Pharmaceuticals, Inc. (a)	753	49,600
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,019	63,718
Atara Biotherapeutics, Inc. (a)	489	11,340
Biohaven Pharmaceutical Holding Co., Ltd. (a)	327	29,087
Bioxcel Therapeutics, Inc. (a)	88	3,872
Blueprint Medicines Corp. (a)	416	44,961
Bridgebio Pharma, Inc. (a)(b)	450	22,608
CareDx, Inc. (a)	256	14,636
Castle Biosciences, Inc. (a)	170	8,085
Catabasis Pharmaceuticals, Inc. (a)(b)	3,318	5,475
Champions Oncology, Inc. (a)	944	10,733
Checkpoint Therapeutics, Inc. (a)(b)	3,383	8,119
ChemoCentryx, Inc. (a)	269	14,835
Chinook Therapeutics, Inc. (a)	1,258	17,587
Clovis Oncology, Inc. (a)	909	4,472
Coherus Biosciences, Inc. (a)(b)	1,890	34,889
Community Health Systems, Inc. (a)	1,525	12,474

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Security Description	Shares	Value
Computer Programs & Systems, Inc.	3,122	$88,758
Concert Pharmaceuticals, Inc. (a)	1,181	13,463
CONMED Corp.	336	34,235
Contra Aduro Biotech I (a)	1,258	164
Contra Pfenex, Inc. (a)	2,042	1,532
Corcept Therapeutics, Inc. (a)	1,096	24,813
CorVel Corp. (a)	895	80,147
Covetrus, Inc. (a)	1,591	42,981
Cue Biopharma, Inc. (a)	382	5,342
CytomX Therapeutics, Inc. (a)	1,955	14,702
Deciphera Pharmaceuticals, Inc. (a)	181	11,186
Denali Therapeutics, Inc. (a)	377	22,986
Dicerna Pharmaceuticals, Inc. (a)	176	4,448
Eagle Pharmaceuticals, Inc. (a)	395	17,972
Editas Medicine, Inc. (a)(b)	620	18,966
Emergent BioSolutions, Inc. (a)	640	52,435
Enanta Pharmaceuticals, Inc. (a)	650	26,780
Endo International PLC (a)	1,512	7,681
Ensign Group, Inc.	1,571	112,908
Evolent Health, Inc. Class A (a)	360	5,231
Fate Therapeutics, Inc. (a)	859	50,221
FibroGen, Inc. (a)	524	21,646
FONAR Corp. (a)	3,644	70,001
Fortress Biotech, Inc. (a)(b)	3,657	10,057
Halozyme Therapeutics, Inc. (a)	1,846	72,179
Harvard Bioscience, Inc. (a)	5,829	22,850
Heron Therapeutics, Inc. (a)(b)	245	4,246
ImmunoGen, Inc. (a)	1,410	7,685
Immunovant, Inc. (a)	106	5,214
InfuSystem Holdings, Inc. (a)	3,082	49,312
Inovalon Holdings, Inc. Class A (a)	2,612	48,766
Inovio Pharmaceuticals, Inc. (a)(b)	1,414	17,279
Insmed, Inc. (a)	665	25,942
Intellia Therapeutics, Inc. (a)(b)	153	6,008
Invitae Corp. (a)(b)	840	41,706
iRhythm Technologies, Inc. (a)	150	36,676
Ironwood Pharmaceuticals, Inc. (a)	2,966	34,168
Jounce Therapeutics, Inc. (a)	542	3,875
Kodiak Sciences, Inc. (a)	166	22,687
Kura Oncology, Inc. (a)	190	6,897
Lannett Co., Inc. (a)(b)	1,531	9,431
LHC Group, Inc. (a)	496	97,375
Ligand Pharmaceuticals, Inc. (a)(b)	475	40,076
Luminex Corp.	317	7,522
MacroGenics, Inc. (a)	1,121	25,861
Magellan Health, Inc. (a)	746	58,971
Medpace Holdings, Inc. (a)	248	31,833
Meridian Bioscience, Inc. (a)	1,919	36,269
Minerva Neurosciences, Inc. (a)	4,139	16,101
Security Description	Shares	Value
Mirati Therapeutics, Inc. (a)	318	$75,636
Natera, Inc. (a)	722	63,731
National HealthCare Corp.	1,340	83,375
Neogen Corp. (a)	307	22,786
NeoGenomics, Inc. (a)	279	13,275
NextGen Healthcare, Inc. (a)	3,061	54,302
Novavax, Inc. (a)(b)	604	84,258
Omnicell, Inc. (a)	381	39,948
OPKO Health, Inc. (a)(b)	4,021	18,657
Osmotica Pharmaceuticals PLC (a)(b)	1,825	11,169
Owens & Minor, Inc.	646	16,641
Pacific Biosciences of California, Inc. (a)	550	8,696
Patterson Cos., Inc.	1,262	35,033
PetIQ, Inc. (a)(b)	230	6,619
Phibro Animal Health Corp. Class A	1,057	19,967
Prestige Consumer Healthcare, Inc. (a)	3,308	117,666
Providence Service Corp. (a)	1,182	160,504
PTC Therapeutics, Inc. (a)	437	27,343
R1 RCM, Inc. (a)	233	4,725
Relay Therapeutics, Inc. (a)	102	5,438
Retractable Technologies, Inc. (a)(b)	982	11,372
Select Medical Holdings Corp. (a)	6,677	160,916
Seres Therapeutics, Inc. (a)	455	12,563
Simulations Plus, Inc.	126	7,052
Sorrento Therapeutics, Inc. (a)(b)	2,069	16,966
Supernus Pharmaceuticals, Inc. (a)	1,976	42,089
Syndax Pharmaceuticals, Inc. (a)	309	7,160
Tenet Healthcare Corp. (a)	1,941	61,006
TG Therapeutics, Inc. (a)	906	26,582
Tivity Health, Inc. (a)	429	7,906
Travere Therapeutics, Inc. (a)	1,155	26,484
Triple-S Management Corp. Class B (a)	1,301	29,155
Turning Point Therapeutics, Inc. (a)	210	22,365
Twist Bioscience Corp. (a)	188	21,007
Ultragenyx Pharmaceutical, Inc. (a)	472	55,951
Utah Medical Products, Inc.	341	29,439
Vanda Pharmaceuticals, Inc. (a)	2,392	29,206
Veracyte, Inc. (a)	286	15,590
Vir Biotechnology, Inc. (a)(b)	105	3,347
Voyager Therapeutics, Inc. (a)	2,005	16,682
Xencor, Inc. (a)	445	18,832
		3,749,523
INDUSTRIALS — 16.6%
Altra Industrial Motion Corp.	516	29,288
Apogee Enterprises, Inc.	438	11,493

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Security Description	Shares	Value
ArcBest Corp.	1,185	$49,663
ASGN, Inc. (a)	841	65,749
Atkore International Group, Inc. (a)	1,427	55,625
Atlas Air Worldwide Holdings, Inc. (a)	323	18,027
Barrett Business Services, Inc.	352	23,482
Comfort Systems USA, Inc.	735	37,037
Costamare, Inc.	5,157	37,027
CSW Industrials, Inc.	677	72,635
EMCOR Group, Inc.	2,181	187,959
Franklin Electric Co., Inc.	982	66,373
GATX Corp.	212	16,909
GMS, Inc. (a)	1,127	35,196
Great Lakes Dredge & Dock Corp. (a)	1,765	19,927
Griffon Corp.	672	14,011
H&E Equipment Services, Inc.	1,267	34,057
Herman Miller, Inc.	1,305	46,510
HNI Corp.	4,184	152,549
Hub Group, Inc. Class A (a)	703	38,398
Insperity, Inc.	479	40,955
KAR Auction Services, Inc.	2,921	52,724
Kforce, Inc.	2,829	116,131
LSI Industries, Inc.	813	6,358
Marten Transport, Ltd.	1,091	19,234
Masonite International Corp. (a)	827	82,741
Matson, Inc.	75	4,360
Maxar Technologies, Inc.	994	27,643
McGrath RentCorp	1,877	119,452
Meritor, Inc. (a)	2,263	59,743
Mueller Industries, Inc.	1,500	49,140
MYR Group, Inc. (a)	501	25,616
National Presto Industries, Inc.	95	8,080
Orion Energy Systems, Inc. (a)	2,113	21,806
Pitney Bowes, Inc.	2,569	14,643
Plug Power, Inc. (a)	1,958	51,672
Primoris Services Corp.	3,877	94,017
Quanex Building Products Corp.	3,099	63,839
Rexnord Corp.	1,411	52,927
Rush Enterprises, Inc. Class A	4,243	162,634
Rush Enterprises, Inc. Class B	4,491	152,649
Simpson Manufacturing Co., Inc.	1,298	119,286
SkyWest, Inc.	358	15,369
Standex International Corp.	1,253	94,551
Steelcase, Inc. Class A	3,126	37,981
Sunrun, Inc. (a)	95	6,088
Textainer Group Holdings, Ltd. (a)	2,275	41,906
TriNet Group, Inc. (a)	1,613	120,975
Triton International, Ltd.	3,639	164,701
UFP Industries, Inc.	2,295	123,127
Universal Logistics Holdings, Inc.	553	11,895
Wabash National Corp.	3,573	63,171
Werner Enterprises, Inc.	3,486	139,405
Security Description	Shares	Value
WESCO International, Inc. (a)	1,022	$66,655
		3,243,389
INFORMATION TECHNOLOGY — 14.5%
ADTRAN, Inc.	898	11,346
Advanced Energy Industries, Inc. (a)	1,054	101,669
Alarm.com Holdings, Inc. (a)	671	50,936
Alpha & Omega Semiconductor, Ltd. (a)	1,087	27,001
Amkor Technology, Inc. (a)	6,854	101,028
Avaya Holdings Corp. (a)	2,997	55,774
Avid Technology, Inc. (a)	2,514	30,545
Axcelis Technologies, Inc. (a)	2,172	58,601
Cambium Networks Corp. (a)	188	5,087
Cerence, Inc. (a)(b)	457	41,473
ChannelAdvisor Corp. (a)	685	10,104
CommVault Systems, Inc. (a)	152	7,260
CTS Corp.	612	18,642
Digital Turbine, Inc. (a)	882	39,672
Diodes, Inc. (a)	2,443	166,026
Domo, Inc. Class B (a)	231	8,776
Ebix, Inc. (b)	1,244	42,308
EVERTEC, Inc.	2,069	76,905
ExlService Holdings, Inc. (a)	129	10,741
Extreme Networks, Inc. (a)	4,545	25,543
Fabrinet (a)	1,887	128,901
FormFactor, Inc. (a)	3,035	124,435
Hackett Group, Inc.	740	10,419
II-VI, Inc. (a)	269	18,198
Information Services Group, Inc. (a)	4,619	13,949
InterDigital, Inc.	972	58,232
J2 Global, Inc. (a)	1,680	150,545
MACOM Technology Solutions Holdings, Inc. (a)	390	17,425
ManTech International Corp. Class A	96	7,389
Methode Electronics, Inc.	471	16,494
MicroStrategy, Inc. Class A (a)	487	166,929
NETGEAR, Inc. (a)	2,844	90,468
NetScout Systems, Inc. (a)	1,635	38,292
OneSpan, Inc. (a)	652	12,897
OSI Systems, Inc. (a)	1,716	151,180
Perficient, Inc. (a)	672	30,596
Perspecta, Inc.	904	20,268
Photronics, Inc. (a)	2,350	27,236
Plexus Corp. (a)	2,070	154,650
Progress Software Corp.	2,744	110,034
Qualys, Inc. (a)	878	83,419
Rambus, Inc. (a)	1,180	18,550
Semtech Corp. (a)	1,330	89,735
SPS Commerce, Inc. (a)	1,071	110,388
Super Micro Computer, Inc. (a)	1,426	40,227
Sykes Enterprises, Inc. (a)	1,934	72,776
Synaptics, Inc. (a)	64	4,977

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Security Description	Shares	Value
Telenav, Inc. (a)	1,376	$6,536
Verint Systems, Inc. (a)	1,121	63,852
Vishay Intertechnology, Inc.	5,458	105,667
Xperi Holding Corp.	314	5,991
		2,840,092
MATERIALS — 4.5%
Avient Corp.	2,352	85,966
Balchem Corp.	370	38,365
Boise Cascade Co.	2,334	100,945
Coeur Mining, Inc. (a)	922	6,537
Compass Minerals International, Inc.	299	18,676
FutureFuel Corp.	1,080	12,949
Hawkins, Inc.	1,432	71,858
HB Fuller Co.	643	33,648
Koppers Holdings, Inc. (a)	1,242	33,621
Kraton Corp. (a)	353	9,531
Louisiana-Pacific Corp.	1,842	63,052
Minerals Technologies, Inc.	1,721	104,413
Schnitzer Steel Industries, Inc. Class A	204	5,226
Schweitzer-Mauduit International, Inc.	638	22,190
Stepan Co.	759	88,165
SunCoke Energy, Inc.	1,847	8,312
Trinseo SA	1,076	40,877
Tronox Holdings PLC Class A (a)	1,175	14,864
Worthington Industries, Inc.	2,324	120,197
		879,392
REAL ESTATE — 4.9%
American Finance Trust, Inc. REIT	1,952	14,406
Bluerock Residential Growth REIT, Inc.	2,253	22,981
Colony Capital, Inc. REIT	2,772	11,975
Columbia Property Trust, Inc. REIT	2,228	31,147
CorePoint Lodging, Inc. REIT	4,687	30,512
Diversified Healthcare Trust REIT	7,097	31,298
Farmland Partners, Inc. REIT (b)	978	7,804
Franklin Street Properties Corp. REIT	1,071	4,969
GEO Group, Inc. REIT (b)	2,333	22,047
Investors Real Estate Trust REIT	324	22,486
Kite Realty Group Trust REIT	2,482	35,741
Lexington Realty Trust REIT	5,194	53,031
National Health Investors, Inc. REIT	329	21,273
Office Properties Income Trust REIT	2,992	68,367
Piedmont Office Realty Trust, Inc. Class A, REIT	7,621	119,116
Plymouth Industrial REIT, Inc.	328	4,310
PotlatchDeltic Corp. REIT	1,892	88,054
Security Description	Shares	Value
PS Business Parks, Inc. REIT	932	$122,837
Realogy Holdings Corp. (a)(b)	4,466	54,976
RPT Realty REIT	4,233	31,028
Sabra Health Care REIT, Inc.	3,906	64,371
UMH Properties, Inc. REIT	330	4,729
Uniti Group, Inc. REIT	2,045	21,023
Urban Edge Properties REIT	1,597	20,729
Whitestone REIT	6,111	45,955
		955,165
UTILITIES — 1.7%
Atlantic Power Corp. (a)(b)	21,486	44,261
Black Hills Corp.	423	25,731
Brookfield Infrastructure Corp. Class A	1,669	111,239
Genie Energy, Ltd. Class B	1,181	9,802
Otter Tail Corp.	1,244	49,536
Portland General Electric Co.	2,213	91,574
		332,143
TOTAL COMMON STOCKS (Cost $16,883,014)		19,482,173

SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.06% (c) (d)	146,839	146,839
State Street Navigator Securities Lending Portfolio II (e) (f)	533,857	533,857
TOTAL SHORT-TERM INVESTMENTS (Cost $680,696)		680,696
TOTAL INVESTMENTS — 103.1% (Cost $17,563,710)		20,162,869
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(597,013)
NET ASSETS — 100.0%		$19,565,856
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended November 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

At November 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	1	12/18/2020	$77,942	$91,005	$13,063
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,480,477	$1,696	$—	$19,482,173
Short-Term Investments	680,696	—	—	680,696
TOTAL INVESTMENTS	$20,161,173	$1,696	$—	$20,162,869
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	13,063	—	—	13,063
TOTAL OTHER FINANCIAL INSTRUMENTS:	$13,063	$—	$—	$13,063
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$20,174,236	$1,696	$—	$20,175,932
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/20	Value at 8/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/20	Value at 11/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	97,730	$97,730	$1,289,708	$1,240,599	$—	$—	146,839	$146,839	$28
State Street Navigator Securities Lending Portfolio II	649,271	649,271	1,003,478	1,118,892	—	—	533,857	533,857	2,546
Total		$747,001	$2,293,186	$2,359,491	$—	$—		$680,696	$2,574
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.5%
BRAZIL — 1.5%
EDP - Energias do Brasil SA	30,900	$106,991
SLC Agricola SA	36,600	183,840
Transmissora Alianca de Energia Eletrica SA	60,800	375,759
		666,590
CHILE — 0.2%
AES Gener SA	506,998	89,834
CHINA — 29.4%
Alibaba Group Holding, Ltd. ADR (a)	3,900	1,027,104
Baidu, Inc. ADR (a)	5,600	778,344
Bank of Communications Co., Ltd. Class A	115,800	82,863
Bank of Communications Co., Ltd. Class H	117,000	64,756
CGN Power Co., Ltd. Class H (b)	305,000	65,320
China Communications Services Corp., Ltd. Class H	372,000	198,693
China Construction Bank Corp. Class H	1,212,000	950,705
China Longyuan Power Group Corp., Ltd. Class H	135,000	113,559
China Meidong Auto Holdings, Ltd.	14,000	60,689
China Minsheng Banking Corp., Ltd. Class H (c)	245,500	135,561
China Petroleum & Chemical Corp. Class H	650,000	294,347
China Railway Construction Corp., Ltd. Class H	114,500	75,634
China Resources Power Holdings Co., Ltd.	446,000	474,134
China Shenhua Energy Co., Ltd. Class A	139,700	416,413
China Shenhua Energy Co., Ltd. Class H	362,000	699,616
China Telecom Corp., Ltd. Class H	724,000	218,572
China Yangtze Power Co., Ltd. Class A	165,200	504,721
Daqin Railway Co., Ltd. Class A	417,200	429,737
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,133,400	627,307
Hengan International Group Co., Ltd.	134,000	924,907
JD.com, Inc. ADR (a)	1,300	110,955
Jiangsu Expressway Co., Ltd. Class H	370,000	416,253
Lenovo Group, Ltd.	426,000	303,930
Meituan Class B (a)	2,900	108,501
Nanjing Iron & Steel Co., Ltd. Class A	455,400	225,548
NetEase, Inc. ADR	900	81,333
Security Description	Shares	Value
SDIC Power Holdings Co., Ltd. Class A	389,600	$560,529
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	163,985	225,217
Sinotruk Hong Kong, Ltd.	28,500	70,744
TangShan Port Group Co., Ltd. Class A	305,800	121,722
Tencent Holdings, Ltd.	10,500	762,671
Tianneng Power International, Ltd. (c)	64,000	134,258
Vipshop Holdings, Ltd. ADR (a)	11,400	291,156
Wuchan Zhongda Group Co., Ltd. Class A	226,900	158,225
Zhongsheng Group Holdings, Ltd.	139,000	1,043,704
		12,757,728
CZECH REPUBLIC — 2.5%
Moneta Money Bank A/S (a)(b)	19,018	56,768
O2 Czech Republic A/S	87,177	950,577
Philip Morris CR A/S	118	77,093
		1,084,438
GREECE — 0.2%
Aegean Airlines SA (a)	16,501	88,574
HONG KONG — 3.0%
China Mobile, Ltd.	18,200	108,950
China Resources Cement Holdings, Ltd.	426,000	529,817
Yuexiu Real Estate Investment Trust	760,000	366,712
Yuexiu Transport Infrastructure, Ltd.	502,000	317,998
		1,323,477
HUNGARY — 0.7%
Magyar Telekom Telecommunications PLC	242,849	313,327
INDIA — 9.7%
Coal India, Ltd.	50,966	86,404
Divi's Laboratories, Ltd.	7,581	369,047
Dr Reddy's Laboratories, Ltd.	6,963	454,033
HCL Technologies, Ltd.	92,188	1,023,381
Hindustan Petroleum Corp., Ltd.	53,994	152,636
Infosys, Ltd.	66,603	989,293
Tata Consultancy Services, Ltd.	7,762	280,860
Tech Mahindra, Ltd.	56,147	664,799
Wipro, Ltd.	43,638	206,534
		4,226,987
MALAYSIA — 2.1%
AMMB Holdings Bhd	124,200	101,214
IGB Real Estate Investment Trust	329,400	134,218
MISC Bhd	232,400	387,333
PPB Group Bhd	35,220	160,798

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Security Description	Shares	Value
RHB Bank Bhd	87,400	$110,484
		894,047
MEXICO — 0.9%
Altos Hornos de Mexico SA de CV (a)(d)	499,000	—
Arca Continental SAB de CV	42,100	205,436
Gruma SAB de CV Class B	14,885	163,777
		369,213
PAKISTAN — 1.3%
Indus Motor Co., Ltd.	17,140	123,637
MCB Bank, Ltd.	56,300	62,534
Oil & Gas Development Co., Ltd.	599,800	373,991
		560,162
PHILIPPINES — 2.8%
Globe Telecom, Inc.	13,815	559,726
Manila Electric Co.	108,420	635,006
		1,194,732
POLAND — 0.3%
Neuca SA	814	135,110
QATAR — 3.0%
Barwa Real Estate Co.	172,618	156,466
Masraf Al Rayan QSC	62,132	72,851
Ooredoo QSC	177,963	330,344
Qatar Gas Transport Co., Ltd.	253,190	225,189
Qatar Islamic Bank SAQ	110,760	506,696
		1,291,546
RUSSIA — 3.2%
Alrosa PJSC (a)	880,349	1,012,180
Mobile TeleSystems PJSC ADR	26,100	225,243
X5 Retail Group NV GDR	4,487	161,083
		1,398,506
SAUDI ARABIA — 4.7%
Advanced Petrochemical Co.	11,872	194,670
Al Rajhi Bank	10,813	215,649
Bank Al-Jazira	95,544	349,508
Jarir Marketing Co.	9,513	446,405
Qassim Cement Co.	14,089	285,116
Riyad Bank	12,745	70,749
Samba Financial Group	12,761	105,134
Saudi Basic Industries Corp.	4,091	105,694
Saudi Telecom Co.	6,981	200,648
Yanbu Cement Co.	5,447	50,976
		2,024,549
SINGAPORE — 0.6%
BOC Aviation, Ltd. (b)	27,500	244,451
SOUTH KOREA — 7.2%
Hyundai Glovis Co., Ltd.	1,261	202,845
Hyundai Mobis Co., Ltd.	267	58,875
KT&G Corp.	16,202	1,207,957
LG Electronics, Inc.	573	44,274
NongShim Co., Ltd.	419	108,674
Security Description	Shares	Value
Samsung Card Co., Ltd.	2,133	$63,804
Samsung Electro-Mechanics Co., Ltd.	383	53,995
Samsung Electronics Co., Ltd.	12,438	749,731
Shinhan Financial Group Co., Ltd.	7,426	216,093
SK Hynix, Inc.	2,151	189,528
SK Telecom Co., Ltd.	1,113	238,884
		3,134,660
TAIWAN — 22.0%
Asustek Computer, Inc.	47,000	410,596
Cathay Financial Holding Co., Ltd.	142,746	202,331
Chunghwa Telecom Co., Ltd.	31,000	118,007
CTBC Financial Holding Co., Ltd.	1,344,000	902,995
First Financial Holding Co., Ltd.	1,518,087	1,134,471
Fubon Financial Holding Co., Ltd.	202,000	313,959
Greatek Electronics, Inc.	225,000	434,173
Hon Hai Precision Industry Co., Ltd.	35,000	101,061
Lite-On Technology Corp.	201,000	338,849
Pegatron Corp.	123,000	281,796
Pou Chen Corp.	49,000	53,723
Powertech Technology, Inc.	163,000	526,129
Sampo Corp.	330,200	311,056
Taiwan Cement Corp.	69,000	103,854
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,500	242,550
Taiwan Semiconductor Manufacturing Co., Ltd.	84,782	1,429,269
Taiwan Shin Kong Security Co., Ltd.	290,880	379,131
Tripod Technology Corp.	17,000	73,064
Ttet Union Corp.	65,000	282,782
Uni-President Enterprises Corp.	325,960	743,352
United Microelectronics Corp.	583,000	828,401
Yuanta Financial Holding Co., Ltd.	487,760	326,856
		9,538,405
UNITED ARAB EMIRATES — 2.2%
Aldar Properties PJSC	1,042,803	863,052
Emirates Telecommunications Group Co. PJSC	19,776	93,250
		956,302
TOTAL COMMON STOCKS (Cost $37,769,032)		42,292,638

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.06% (e) (f) (Cost $756,550)	756,550	$756,550
TOTAL INVESTMENTS — 99.2% (Cost $38,525,582)		43,049,188
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		335,400
NET ASSETS — 100.0%		$43,384,588
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of November 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at November 30, 2020.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of November 30, 2020, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at November 30, 2020.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At November 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	14	12/18/2020	$793,900	$841,610	$47,710
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$42,292,638	$—	$0(a)	$42,292,638
Short-Term Investment	756,550	—	—	756,550
TOTAL INVESTMENTS	$43,049,188	$—	$0	$43,049,188
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	47,710	—	—	47,710
TOTAL OTHER FINANCIAL INSTRUMENTS:	$47,710	$—	$—	$47,710
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$43,096,898	$—	$—	$43,096,898
(a)	The Fund held Level 3 securities that were valued at $0 at November 30, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of November 30, 2020

% of Net Assets
Banks	11.8%
Semiconductors & Semiconductor Equipment	8.4
IT Services	7.3
Oil, Gas & Consumable Fuels	5.2
Diversified Telecommunication Services	5.1
Technology Hardware, Storage & Peripherals	4.8
Independent Power and Renewable Electricity Producers	4.2
Specialty Retail	4.1
Food Products	3.8
Interactive Media & Services	3.6
Internet & Direct Marketing Retail	3.5
Equity Real Estate Investment Trusts (REITs)	3.5
Transportation Infrastructure	3.4
Tobacco	3.0
Metals & Mining	2.9
Wireless Telecommunication Services	2.6
Electric Utilities	2.6
Construction Materials	2.2
Personal Products	2.1
Insurance	1.2
Pharmaceuticals	1.0
Road & Rail	1.0
Marine	0.9
Commercial Services & Supplies	0.9
Life Sciences Tools & Services	0.8
Household Durables	0.8
Diversified Financial Services	0.8
Chemicals	0.7
Construction & Engineering	0.6
Trading Companies & Distributors	0.6
Electronic Equipment, Instruments & Components	0.5
Beverages	0.5
Air Freight & Logistics	0.5
Auto Components	0.4
Food & Staples Retailing	0.4
Distributors	0.4
Health Care Providers & Services	0.3
Automobiles	0.3
Airlines	0.2
Entertainment	0.2
Machinery	0.2
Consumer Finance	0.1
Textiles, Apparel & Luxury Goods	0.1
Short-Term Investment	1.7
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/20	Value at 8/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/20	Value at 11/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	752,339	$752,339	$1,716,642	$1,712,431	$—	$—	756,550	$756,550	$80
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.8%
AUSTRALIA — 8.6%
Aurizon Holdings, Ltd.	256,193	$799,249
Australia & New Zealand Banking Group, Ltd.	15,500	257,593
BHP Group PLC (a)	91,424	2,070,286
BHP Group, Ltd.	55,936	1,563,147
Brambles, Ltd.	117,948	948,914
Coles Group, Ltd.	46,181	605,439
Fortescue Metals Group, Ltd.	133,931	1,792,229
JB Hi-Fi, Ltd. (a)	13,408	449,884
Rio Tinto, Ltd.	7,189	535,096
Scentre Group REIT	380,615	782,293
Sonic Healthcare, Ltd.	69,139	1,671,754
Stockland REIT	497,267	1,660,836
Telstra Corp., Ltd.	402,415	906,856
Wesfarmers, Ltd.	36,359	1,319,787
		15,363,363
AUSTRIA — 0.2%
BAWAG Group AG (b)(c)	4,048	183,392
Semperit AG Holding (c)	4,517	129,315
		312,707
BELGIUM — 0.5%
Ageas SA/NV	6,193	304,505
Etablissements Franz Colruyt NV	2,729	162,830
Telenet Group Holding NV	7,317	312,465
UCB SA	976	104,268
		884,068
CHINA — 0.5%
BOC Hong Kong Holdings, Ltd.	33,500	109,130
SITC International Holdings Co., Ltd.	406,000	780,462
		889,592
DENMARK — 3.6%
AP Moller - Maersk A/S Class A	558	1,056,947
AP Moller - Maersk A/S Class B (a)	691	1,410,193
Carlsberg AS Class B	7,038	1,047,094
Novo Nordisk A/S Class B	27,319	1,837,406
Per Aarsleff Holding A/S	7,936	338,287
Scandinavian Tobacco Group A/S Class A (b)	44,409	682,482
Spar Nord Bank A/S (c)	12,705	125,010
		6,497,419
FINLAND — 0.6%
Nordea Bank Abp (c)	4,761	40,672
Tokmanni Group Corp.	23,442	427,272
Uponor Oyj	18,203	370,432
Valmet Oyj	7,579	191,751
		1,030,127
Security Description	Shares	Value
FRANCE — 9.3%
Arkema SA	3,752	$437,353
Atos SE (c)	1,281	117,476
BNP Paribas SA (c)	50,868	2,607,027
Cie de Saint-Gobain (c)	43,319	2,057,622
CNP Assurances (c)	70,847	1,128,207
Coface SA (c)	30,604	310,666
Electricite de France SA (c)	32,115	487,091
Gaztransport Et Technigaz SA	4,587	452,502
Iliad SA	1,698	344,733
L'Oreal SA	1,661	607,870
LVMH Moet Hennessy Louis Vuitton SE	244	140,551
Maisons du Monde SA (b)(c)	13,631	224,872
Mersen SA (c)	11,323	329,562
Metropole Television SA (c)	4,834	75,538
Peugeot SA (c)	79,184	1,866,897
Sanofi	14,918	1,507,410
Schneider Electric SE	18,297	2,545,955
Societe BIC SA	11,949	709,248
TOTAL SE	15,585	666,007
		16,616,587
GERMANY — 7.7%
ADVA Optical Networking SE (c)	14,377	120,905
Allianz SE	11,318	2,668,545
Aurubis AG	10,553	803,879
bet-at-home.com AG	2,049	78,579
Deutsche Post AG	47,944	2,316,196
Deutsche Telekom AG	139,505	2,515,266
Fresenius Medical Care AG & Co. KGaA	21,539	1,811,343
Hornbach Holding AG & Co. KGaA	3,405	362,300
Jungheinrich AG Preference Shares	15,933	695,608
Merck KGaA	12,929	2,064,284
STO SE & Co. KGaA Preference Shares	1,083	161,741
Takkt AG (c)	9,378	120,591
United Internet AG	2,265	90,321
		13,809,558
HONG KONG — 1.9%
Chow Sang Sang Holdings International, Ltd.	149,000	180,890
K Wah International Holdings, Ltd.	1,193,000	594,111
Luk Fook Holdings International, Ltd.	48,000	121,253
Pacific Textiles Holdings, Ltd.	587,000	404,407
Stella International Holdings, Ltd.	144,000	166,274
Sun Hung Kai & Co., Ltd.	314,000	140,572
United Laboratories International Holdings, Ltd.	394,000	295,333
VTech Holdings, Ltd.	97,600	751,733
WH Group, Ltd. (b)	677,500	553,290

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Security Description	Shares	Value
Yue Yuen Industrial Holdings, Ltd.	91,500	$188,169
		3,396,032
IRELAND — 0.3%
Smurfit Kappa Group PLC	10,683	454,169
ISRAEL — 0.2%
Plus500, Ltd.	21,170	438,582
ITALY — 3.4%
Anima Holding SpA (b)	61,304	268,521
Credito Valtellinese SpA (c)	11,740	155,865
Enel SpA	91,723	915,777
Intesa Sanpaolo SpA (c)	845,751	1,942,448
Iren SpA	63,949	171,481
Mediobanca Banca di Credito Finanziario SpA (c)	52,742	470,214
Snam SpA	302,980	1,699,711
Unipol Gruppo SpA (c)	95,004	455,569
		6,079,586
JAPAN — 26.3%
Cawachi, Ltd.	15,600	447,977
Chubu Shiryo Co., Ltd.	4,900	65,568
Dai-Dan Co., Ltd.	3,500	93,266
Daihen Corp.	10,700	465,307
Daiichi Jitsugyo Co., Ltd.	2,400	92,529
Daikokutenbussan Co., Ltd.	3,100	170,441
Daiwabo Holdings Co., Ltd.	4,900	306,015
DCM Holdings Co., Ltd.	17,100	194,259
Denyo Co., Ltd.	10,900	218,104
Dexerials Corp.	16,500	201,509
Doshisha Co., Ltd.	23,800	457,990
Ebara Corp.	14,900	476,686
EDION Corp.	31,100	290,445
FUJIFILM Holdings Corp.	14,100	759,698
Fujitsu, Ltd.	15,600	2,167,414
Glory, Ltd.	15,600	313,793
GungHo Online Entertainment, Inc. (a)	23,700	602,262
Gunze, Ltd.	700	24,138
Hachijuni Bank, Ltd.	86,700	308,101
Hitachi Zosen Corp.	41,300	159,029
Hokuto Corp.	6,100	120,364
Honda Motor Co., Ltd.	19,800	544,595
Icom, Inc.	3,100	78,925
Iida Group Holdings Co., Ltd.	70,000	1,406,705
Inaba Denki Sangyo Co., Ltd.	20,500	470,675
Inabata & Co., Ltd.	19,400	256,065
Itochu Enex Co., Ltd.	27,000	258,621
Itoham Yonekyu Holdings, Inc.	49,600	310,713
Japan Post Insurance Co., Ltd.	100,100	1,668,333
Japan Wool Textile Co., Ltd. (a)	46,000	465,287
J-Oil Mills, Inc.	4,000	136,398
Joyful Honda Co., Ltd.	16,300	226,857
KDDI Corp.	45,800	1,308,415
Kintetsu World Express, Inc.	35,300	733,726
Security Description	Shares	Value
Komeri Co., Ltd.	22,200	$602,845
K's Holdings Corp.	54,300	659,506
Life Corp.	4,500	158,836
Maruzen Showa Unyu Co., Ltd.	3,900	124,957
Meidensha Corp.	9,800	170,655
Meitec Corp.	4,900	225,522
Mitsubishi Gas Chemical Co., Inc.	84,500	1,791,983
NEC Corp.	33,800	1,822,739
NGK Spark Plug Co., Ltd.	51,500	932,821
NH Foods, Ltd.	20,600	879,052
Nikkon Holdings Co., Ltd.	23,700	461,287
Nippon Telegraph & Telephone Corp.	44,500	1,050,694
Nippon Yusen KK	85,900	1,872,686
Nitto Denko Corp.	18,100	1,497,931
Nitto Kogyo Corp.	8,100	144,000
Nojima Corp.	25,600	669,425
Nomura Holdings, Inc.	336,600	1,689,448
North Pacific Bank, Ltd.	144,900	323,388
Ono Pharmaceutical Co., Ltd.	19,200	607,448
Prima Meat Packers, Ltd.	22,900	633,260
Relia, Inc.	7,600	89,831
Sanwa Holdings Corp.	29,000	352,778
Sekisui Chemical Co., Ltd.	61,700	1,065,566
Sekisui House, Ltd.	22,200	399,345
Showa Sangyo Co., Ltd.	6,500	196,743
Sinko Industries, Ltd.	8,600	141,521
SKY Perfect JSAT Holdings, Inc.	54,700	247,827
SoftBank Group Corp.	2,700	188,069
Sompo Holdings, Inc.	9,700	372,577
Sony Corp.	34,100	3,169,602
T&D Holdings, Inc.	153,400	1,791,136
Taiheiyo Cement Corp.	13,500	362,845
Taikisha, Ltd.	1,300	34,580
Tamron Co., Ltd.	15,500	237,399
TDK Corp.	14,700	2,072,644
TIS, Inc.	42,200	839,958
Toa Corp.	16,300	310,699
TOKAI Holdings Corp.	24,900	236,359
Tokyo Electron, Ltd.	7,300	2,480,182
Toyo Construction Co., Ltd.	15,000	57,040
Toyota Motor Corp.	500	33,520
Valor Holdings Co., Ltd.	9,800	243,310
		47,042,224
JORDAN — 0.6%
Hikma Pharmaceuticals PLC	33,229	1,155,325
LUXEMBOURG — 0.2%
SES SA	34,802	316,583
NETHERLANDS — 5.6%
ASM International NV	3,684	651,039
ASML Holding NV	778	337,667
Koninklijke Ahold Delhaize NV	68,350	1,955,937
Koninklijke KPN NV	476,227	1,419,601
Koninklijke Philips NV (c)	19,429	1,004,907

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Security Description	Shares	Value
NN Group NV	15,083	$612,620
Randstad NV (c)	31,507	1,954,323
Royal Dutch Shell PLC Class A	39,808	674,626
Royal Dutch Shell PLC Class B	33,048	543,763
Signify NV (b)(c)	20,686	875,973
		10,030,456
NEW ZEALAND — 1.2%
Argosy Property, Ltd.	246,105	257,128
Spark New Zealand, Ltd.	574,511	1,836,982
		2,094,110
NORWAY — 1.5%
Europris ASA (b)	147,715	800,353
Selvaag Bolig ASA	14,639	85,406
SpareBank 1 Nord Norge	74,025	609,115
SpareBank 1 Oestlandet	8,853	92,950
SpareBank 1 SMN	81,529	873,404
Telenor ASA	8,984	152,950
		2,614,178
RUSSIA — 0.3%
Evraz PLC	117,454	604,883
SPAIN — 0.8%
Iberdrola SA	90,731	1,238,675
Unicaja Banco SA (b)(c)	220,483	174,240
		1,412,915
SWEDEN — 3.2%
Betsson AB (c)	25,252	218,164
Bilia AB Class A (c)	5,298	59,516
Electrolux AB Class B	5,053	121,127
Husqvarna AB Class B	140,974	1,500,979
Investor AB Class B	11,345	785,178
Inwido AB (c)	58,703	717,969
Kinnevik AB Class B	3,906	194,437
Lundin Energy AB	4,474	107,091
NCC AB Class B	29,892	515,109
Swedish Match AB	18,608	1,498,724
		5,718,294
SWITZERLAND — 11.2%
ABB, Ltd.	48,747	1,285,794
Coca-Cola HBC AG (c)	20,139	580,460
Credit Suisse Group AG	172,336	2,177,075
LafargeHolcim, Ltd. (c)	6,744	353,694
Nestle SA	33,247	3,701,713
Novartis AG	42,442	3,842,315
Roche Holding AG	13,056	4,296,448
Sonova Holding AG (c)	2,242	555,350
STMicroelectronics NV	998	39,071
Swiss Life Holding AG	1,608	718,048
UBS Group AG	168,523	2,390,384
		19,940,352
UNITED KINGDOM — 10.1%
Ashtead Group PLC	45,889	1,946,038
AstraZeneca PLC	3,554	369,802
Security Description	Shares	Value
Barratt Developments PLC (c)	5,686	$46,998
Berkeley Group Holdings PLC	18,420	1,135,498
British American Tobacco PLC	23,709	834,284
Coca-Cola European Partners PLC	15,900	710,412
Direct Line Insurance Group PLC	394,369	1,555,178
EMIS Group PLC	15,874	207,180
GlaxoSmithKline PLC	140,986	2,574,991
ITV PLC (c)	169,316	212,361
Kingfisher PLC (c)	277,783	1,013,213
Legal & General Group PLC	415,546	1,399,921
M&G PLC	118,335	295,797
Mondi PLC	78,219	1,728,924
Morgan Advanced Materials PLC	64,759	243,029
Persimmon PLC	15,249	539,944
Rio Tinto PLC	29,911	1,927,599
SSE PLC	62,049	1,109,284
Tate & Lyle PLC	6,481	55,107
Unilever PLC	2,036	124,070
		18,029,630
TOTAL COMMON STOCKS (Cost $160,189,230)		174,730,740

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.06% (d) (e)	1,773,625	1,773,625
State Street Navigator Securities Lending Portfolio II (f) (g)	1,462,904	1,462,904
TOTAL SHORT-TERM INVESTMENTS (Cost $3,236,529)		3,236,529
TOTAL INVESTMENTS — 99.6% (Cost $163,425,759)		177,967,269
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		638,860
NET ASSETS — 100.0%		$178,606,129
(a)	All or a portion of the shares of the security are on loan at November 30, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of November 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2020.

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended November 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At November 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	36	12/18/2020	$3,488,225	$3,659,400	$171,175
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$174,730,740	$—	$—	$174,730,740
Short-Term Investments	3,236,529	—	—	3,236,529
TOTAL INVESTMENTS	$177,967,269	$—	$—	$177,967,269
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	171,175	—	—	171,175
TOTAL OTHER FINANCIAL INSTRUMENTS:	$171,175	$—	$—	$171,175
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$178,138,444	$—	$—	$178,138,444
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of November 30, 2020

% of Net Assets
Pharmaceuticals	10.4%
Insurance	7.3
Household Durables	5.4
Metals & Mining	5.2
Diversified Telecommunication Services	4.7
Banks	4.6
Food Products	3.7
Capital Markets	3.7
Electrical Equipment	3.3
Marine	2.9
IT Services	2.8
Specialty Retail	2.7
Electric Utilities	2.1
Food & Staples Retailing	2.1
Chemicals	2.1
Building Products	2.0
Semiconductors & Semiconductor Equipment	2.0
Health Care Providers & Services	1.9
Equity Real Estate Investment Trusts (REITs)	1.9
Air Freight & Logistics	1.7
Tobacco	1.7
Trading Companies & Distributors	1.5
Oil, Gas & Consumable Fuels	1.5
Electronic Equipment, Instruments & Components	1.4
Multiline Retail	1.4
Automobiles	1.4
Machinery	1.3
Beverages	1.3
Professional Services	1.2
Commercial Services & Supplies	1.0
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

% of Net Assets
Paper & Forest Products	1.0%
Diversified Financial Services	1.0
Gas Utilities	0.9
Textiles, Apparel & Luxury Goods	0.9
Health Care Equipment & Supplies	0.9
Wireless Telecommunication Services	0.8
Road & Rail	0.8
Construction & Engineering	0.8
Media	0.6
Communications Equipment	0.5
Auto Components	0.5
Construction Materials	0.5
Technology Hardware, Storage & Peripherals	0.4
Personal Products	0.4
Entertainment	0.3
Distributors	0.3
Containers & Packaging	0.3
Hotels, Restaurants & Leisure	0.2
Industrial Conglomerates	0.1
Health Care Technology	0.1
Multi-Utilities	0.1
Consumer Finance	0.1
Internet & Direct Marketing Retail	0.1
Short-Term Investments	1.8
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/20	Value at 8/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/20	Value at 11/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$9,415,143	$7,641,518	$—	$—	1,773,625	$1,773,625	$261
State Street Navigator Securities Lending Portfolio II	28,939	28,939	7,557,326	6,123,361	—	—	1,462,904	1,462,904	3,987
Total		$28,939	$16,972,469	$13,764,879	$—	$—		$3,236,529	$4,248
See accompanying notes to schedule of investments.

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of November 30, 2020 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2020, are disclosed in the Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings other than below.
On December 18, 2020, the State Street Dynamic Small Cap Fund liquidated and closed.